BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Interest Expense, Borrowings	$ 917,000	$ 552,671	$ 373,415
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	5.97%	3.92%
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	3.90%	4.40%